Risks and concentration (Details) (China, Yuan Renminbi [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
China, Yuan Renminbi [Member]
Concentration Risk [Line Items]
Cash and cash equivalents and short-term investments	$ 215,085	$ 112,435